THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

October 25, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Universal Institutional Funds, Inc.
File Nos. 333-03013; 811-7607

Ladies and Gentlemen:

On behalf of The Universal Institutional Funds, Inc. (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated April 29, 2011. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated October 4, 2011 for the Registrant.

If you have any questions, please feel free to contact me at 212.296.6983 (tel) or 646.452.4799 (fax).

Very truly yours,

/s/ Tara Farrelly
Tara Farrelly
Assistant Secretary

Enclosures

cc:  Stefanie V. Chang Yu, Esq.